UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23638

 NAME OF REGISTRANT:                     The Finite Solar Finance
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2425 Olympic Blvd, Suite
                                         4020-W
                                         Santa Monica, CA 90404

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Capitol Services, Inc.
                                         1675 South State Street,
                                         Suite B
                                         Dover, DE 19901

 REGISTRANT'S TELEPHONE NUMBER:          415-966-2000

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023




The Finite Solar Finance Fund
----------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Actof 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Finite Solar Finance Fund
By (Signature)       /s/ Kevin Conroy
Name                 Kevin Conroy
Title                President
Date                 08/30/2023